21. Discontinued operations	12 Months Ended
Dec. 31, 2019
Discontinued operations
Discontinued operations

As mentioned in Note 22.8, on December 20, 2017 YPF Energía Eléctrica S.A. (“YPF EE”) accepted the Company’s offer to sell the La Plata plant. On February 8, 2018, the plant results were transferred to YPF EE effective as of January 5, 2018. Consequently, the La Plata plant results were classified as a discontinued operation as of December 31, 2018 and 2017. The results of La Plata plant for the years ended December 31, 2018 and 2017 are presented below:

	2018	2017
	ARS 000	ARS 000

Revenues	26,384	5,532,505
Cost of sales	(36,726)	(3,575,956)
Gross (loss) income	(10,342)	1,956,549

Administrative and selling expenses	-	(21,456)
Other operating income	722,397	-
Other operating expenses	-	(27,914)
Operating income	712,055	1,907,179

(Loss) on net monetary position	(206,232)	(89,134)
Finance expense	-	(838)
Income before tax from discontinued operations	505,823	1,817,207
Income tax for the year	(80,973)	(599,971)
Income for the year from discontinued operations	424,850	1,217,236

The net cash flows of La Plata plant operation, are as follows:

	2018	2017
	ARS 000	ARS 000

Operating activities	(10,342)	1,864,609

Earnings per share:

	2018	2017

– Basic and diluted income per share from discontinued operations	ARS 0.28	ARS 0.81